Exhibit 99.10

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	796	89.64%
Delinquency, No Missing Data	81	9.12%
No Delinquency, At Least One Month Missing	10	1.13%
Delinquency, At Least One Month Missing	1	0.11%
Total	888	100.00%